REAL ESTATE INVESTMENTS, NET - Intangible Assets (Q2) (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Tenant Origination and Absorption Costs
Real Estate [Line Items]
Cost	$ 17,717,819	$ 17,717,819	$ 8,340,774
Accumulated amortization	(4,569,358)	(3,173,254)	(1,192,318)
Net amount	13,148,461	14,544,565	7,148,456
Above-Market Lease Intangibles
Real Estate [Line Items]
Cost	783,115	783,115	783,115
Accumulated amortization	(247,390)	(198,867)	(101,822)
Net amount	535,725	584,248	681,293
Below-Market Lease Intangibles
Real Estate [Line Items]
Net amount		2,595,382
Below-Market Lease Intangibles
Cost	(3,071,253)	(3,071,253)	(1,653,771)
Accumulated amortization	713,067	475,871	69,542
Net amount	$ (2,358,186)	$ (2,595,382)	$ (1,584,229)